Investments (Details Textual) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) security	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) security	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Investment [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	79.00%		75.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	88.00%		88.00%
Other than temporary impairment charges	$ 23	$ 5	$ 11	$ 3	$ 4
Average life of ABS			4 years 6 months
Average life of MBS			4 years
Investment management charges (are less than in 2014)	4		$ 1	4	3
Residential Mortgage Backed Securities [Member]
Investment [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	162		167	169
Fixed maturities, Gross Unrealized, Losses	(7)		(9)	(18)
Corporate Bond Securities [Member]
Investment [Line Items]
Other than temporary impairment charges	20
Securities with non-credit other-than-temporary impairment charges [Member]
Investment [Line Items]
Gross Unrealized, Gains	108		115	114
Gross Unrealized, Losses	(6)		(6)	(10)
Fixed maturities [Member]
Investment [Line Items]
Fixed maturities, Gross Unrealized, Losses	$ (176)		$ (61)	(264)
Number of available for sale securities in an unrealized loss position | security	731		482
Other than temporary impairment charges	$ 21	6	$ 8	4	$ 7
Common stocks [Member]
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	49		18
Other than temporary impairment charges	$ 13		$ 8
Equity securities, Gross Unrealized, Losses	(37)		(6)	(6)
Preferred stocks [Member]
Investment [Line Items]
Equity securities, Gross Unrealized, Losses	(1)		0	$ 0
Maximum [Member]
Investment [Line Items]
Investment management charges (are less than in 2014)		$ 1
Maximum [Member] | Residential Mortgage Backed Securities [Member]
Investment [Line Items]
Other than temporary impairment charges	$ 1		$ 1
Number of available for sale securities in an unrealized loss position for twelve months or longer [Member] | Common stocks [Member]
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	0		0